Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Investments accounted for under the equity method	$ 5,223	$ 7,615
Investments accounted for under the cost method		700
Investments (Note 16)	$ 5,223	$ 8,315